Related Parties - Schedule of Balances with J&J Affiliates (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Accounts payable	$ 2,354		$ 2,354		$ 1,829	$ 1,827
Prepaid expenses and other receivables	643		643		175	257
Other Assets, Noncurrent	589		589		434	475
Other liabilities (Note 17)	593		593		727	756
Cost of sales	1,786	$ 1,646	3,513	$ 3,280	6,665	6,635	$ 6,619
Selling, general, and administrative expenses	1,522	$ 1,375	3,024	$ 2,725	$ 5,633	$ 5,484	$ 4,956
Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable	537		537
Prepaid expenses and other receivables	346		346
Other Assets, Noncurrent	94		94
Other liabilities (Note 17)	193		$ 193
Cost of sales	39
Selling, general, and administrative expenses	$ 47